FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Estimation of fair value (Details) - Fair value - Private warrants - Simulation method	12 Months Ended
Jun. 30, 2019 USD ($)
Fair value
Assumed increase in volatility (as a percent)	5.00%
Assumed decrease in volatility (as a percent)	5.00%
Increase in liability if volatility were 37%	$ 1,500,000
Decrease in liability if volatility were 27%	$ 1,200,000
Volatility | Minimum
Fair value
Assumed volatility (as a percent)	27
Volatility | Maximum
Fair value
Assumed volatility (as a percent)	37